UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $86,572 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     7113    86044 SH       Sole                    86044        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     9270   223373 SH       Sole                   223373        0        0
ACTUATE CORP                   COM              00508B102     2033   474933 SH       Sole                   474933        0        0
APPLIED MATLS INC              COM              038222105     7390   530151 SH       Sole                   530151        0        0
CULP INC                       COM              230215105     8038   805363 SH       Sole                   805363        0        0
JDA SOFTWARE GROUP INC         COM              46612K108    16548   649712 SH       Sole                   649712        0        0
LAM RESEARCH CORP              COM              512807108     6438   164198 SH       Sole                   164198        0        0
MIDAS GROUP INC                COM              595626102      652    77125 SH       Sole                    77125        0        0
MONARCH CASINO & RESORT INC    COM              609027107     3280   404957 SH       Sole                   404957        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     8315   507324 SH       Sole                   507324        0        0
THOR INDS INC                  COM              885160101     9908   315527 SH       Sole                   315527        0        0
TYLER TECHNOLOGIES INC         COM              902252105     7587   381062 SH       Sole                   381062        0        0